UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		5/10/00

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Value Total: 547,055,681
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
							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer			Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CA
--------------------------      ---------------	-----	        -------

Beverly Enterprises Inc.	COM NEW		087851309	8,666	 	2,350,000 	x			 2,350,000
C.I.T. Group Inc.		CL A		125577106	48,750	 	2,500,000 	x				 2,500,000
CK Witco Corp.			COM		12562C108	4,584	 	450,000 	x				 450,000
Grand Union Co.			COM		386532402	4,996	 	1,737,700 	x				 1,737,700
Inamed Corp.			COM		453235103	261,996	 	5,458,256 	x				 5,458,256
Korea Telecom Corp. SP ADR	 	50063P103	5,915	 	135,000 	x				 135,000
Mentor Corp.			COM		587188103	7,425	 	275,000 	x				 275,000
Mesabi Trust UBI		CFT BEN IN	590672101	1,445	 	502,500 	x				 502,500
Noble Affiliates Inc.		COM		654894104	17,227	 	525,000 	x				 525,000
Ocean Energy Inc.		COM NEW		67481E106	30,188	 	2,100,000 	x				 2,100,000
Pepsi Bottling Group Inc.	COM		713409100	15,000	 	750,000 	x				 750,000
Packaging Corp of America COM  695156109  4,729  450,400   x       450,400
Quantum corp.-Hd Disk Drive	COM HDDG	747906204	5,625	 	500,000 	x				 500,000
Tenet Healthcare Corp.		COM		88033G100	19,181	 	825,000 	x				 825,000
Ventas Inc.			COM		92276F100	7,496	 	2,262,800 	x				 2,262,800
Vitro SA ADR			SPONS ADR 	928502301	4,536	 	955,000 	x				 955,000
Waste Management Inc.		COM		94106L109	28,744		2,100,000 	x				 2,100,000
Philip Morris 			COM         718154907       21,186          1,021,000  CALL
Reynolds R J TOB Hld INC COM 761695905     213     12,500   CALL
Unocal Corp                     COM  915289102       27,581   927,100         x                                927,100
Union Pacific Resources Group   COM  907834105       14,500   1,000,000       x                                1,000,000
US West Inc New                 COM  91273H101        2,106   29,000          x                                29,000

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